UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 09/30/2012


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Gaare
Title:   Chief Compliance Officer
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Maureen Gaare	    Solana Beach, CA              10/26/2012
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: 192978000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204      209    11160 SH       Sole                    11160
AFLAC Inc.                     COM              001055102      262     5480 SH       Sole                     5480
AT&T                           COM              00206r102     1346    35696 SH       Sole                    35289               407
Aaron's, Inc.                  COM              002535300      294    10581 SH       Sole                    10581
Abbott Labs                    COM              002824100     4217    61507 SH       Sole                    59702              1805
Ace Limited                    COM              H0023r105     3022    39978 SH       Sole                    38438              1540
Align Technology               COM              016255101     4781   129310 SH       Sole                   124810              4500
Allergan Inc                   COM              018490102      356     3885 SH       Sole                     3885
Amazon.Com Inc                 COM              023135106     4316    16972 SH       Sole                    16251               721
American Tower Corp            COM              03027x100      809    11329 SH       Sole                    11329
Apache Petroleum               COM              037411105     3032    35064 SH       Sole                    33664              1400
Apple Computer Corp.           COM              037833100     3618     5424 SH       Sole                     5131               293
BCE Inc                        COM              05534b760      347     7890 SH       Sole                     7810                80
Bank of New York Co. Inc       COM              064058100     3131   138435 SH       Sole                   133260              5175
Becton Dickinson & Co          COM              075887109      364     4630 SH       Sole                     4580                50
Bed Bath & Beyond              COM              075896100      326     5170 SH       Sole                     5170
Berkshire Hathaway Cl B        COM              084670702     4305    48815 SH       Sole                    47370              1445
British American Tobacco plc   COM              110448107     3931    38300 SH       Sole                    36995              1305
Chevron Texaco Corp.           COM              166764100     5141    44108 SH       Sole                    42768              1340
Citrix Systems                 COM              177376100     2489    32519 SH       Sole                    31154              1365
Clorox Co.                     COM              189054109     3464    48083 SH       Sole                    46698              1385
Coca Cola                      COM              191216100      384    10115 SH       Sole                    10115
Colgate-Palmolive Co.          COM              194162103      234     2178 SH       Sole                     2178
ConocoPhillips                 COM              20825C104      458     8010 SH       Sole                     7950                60
Consumer Discretionary Select  COM              81369y407      775    16564 SH       Sole                    16359               205
Consumer Staples Select Sector COM              81369Y308      807    22535 SH       Sole                    22310               225
Costco Whsl Group              COM              22160K105      385     3846 SH       Sole                     3646               200
Covidien Ltd                   COM              g2554f113     1606    27020 SH       Sole                    25520              1500
Cummins Inc.                   COM              231021106     2738    29696 SH       Sole                    28486              1210
Danaher Corp Del               COM              235851102     4311    78166 SH       Sole                    75696              2470
EMC Corporation                COM              268648102     3216   117950 SH       Sole                   113610              4340
Edwards Lifesciences           COM              28176e108     1504    14005 SH       Sole                    13125               880
Exxon Mobil                    COM              30231G102      747     8172 SH       Sole                     8172
Financial Select Sector - SPDR COM              81369Y605      804    51587 SH       Sole                    51127               460
General Electric               COM              369604103     4228   186156 SH       Sole                   178866              7290
Genuine Parts                  COM              372460105      211     3460 SH       Sole                     3460
Google Inc.                    COM              38259p508     4891     6483 SH       Sole                     6232               251
Guggenheim S&P Equal Weight En COM              78355w866      784    12145 SH       Sole                    12015               130
Guggenheim S&P Equal Weight He COM              78355w841      880    11340 SH       Sole                    11220               120
HomeDepot                      COM              437076102     5019    83132 SH       Sole                    79677              3455
IBM                            COM              459200101     4296    20707 SH       Sole                    20052               655
Intercontinental Exchange      COM              45865v100     2741    20549 SH       Sole                    19689               860
JP Morgan Chase & Co.          COM              46625H100     4064   100405 SH       Sole                    96520              3885
Johnson & Johnson              COM              478160104      874    12689 SH       Sole                    11759               930
Laboratory Corp of America     COM              50540r409     3583    38745 SH       Sole                    37675              1070
Life Technologies Corporation  COM              53217v109     2715    55565 SH       Sole                    53595              1970
MSCI Emerging Markets Index Fu COM              464287234     5677   137364 SH       Sole                   135664              1700
MSCI Germany - iShares         COM              464286806     3373   149439 SH       Sole                   147454              1985
MSCI Pacific ex-Japan - iShare COM              464286665      365     8195 SH       Sole                     8135                60
MSCI Singapore - iShares       COM              464286673     3350   249791 SH       Sole                   246691              3100
MSCI Switzerland - iShares     COM              464286749     4088   166246 SH       Sole                   164126              2120
McDonald's Corp.               COM              580135101      454     4949 SH       Sole                     4909                40
Merck & Co. Inc. Newcom        COM              58933Y105      367     8140 SH       Sole                     8050                90
Microsoft Corp.                COM              594918104      388    13050 SH       Sole                    12950               100
Monsanto Corp.                 COM              61166W101      692     7602 SH       Sole                     7602
NextEra Energy                 COM              65339f101     3279    46616 SH       Sole                    45996               620
Novartis ADR                   COM              66987V109      407     6650 SH       Sole                     6590                60
Occidental Petroleum           COM              674599105     2991    34755 SH       Sole                    33355              1400
Oracle Corp.                   COM              68389X105     3291   104624 SH       Sole                   100714              3910
Paychex                        COM              704326107      298     8950 SH       Sole                     8840               110
PepsiCo Inc.                   COM              713448108     3904    55158 SH       Sole                    53103              2055
Philip Morris Intl Inc.        COM              718172109      371     4127 SH       Sole                     4127
Procter & Gamble               COM              742718109      520     7495 SH       Sole                     7495
Qualcomm                       COM              747525103     5497    87994 SH       Sole                    85429              2565
Range Resources Corp           COM              75281a109     2684    38410 SH       Sole                    36780              1630
Raytheon                       COM              755111507      432     7560 SH       Sole                     7300               260
Rogers Communication           COM              775109200      226     5590 SH       Sole                     5590
Royal Dutch Shell A ADR        COM              780259206      265     3820 SH       Sole                     3770                50
Russell Mid-Cap Growth - iShar COM              464287481      488     7853 SH       Sole                     6273              1580
Russell Mid-Cap Index Fund - i COM              464287499     5437    49093 SH       Sole                    48313               780
S&P Global Industrial Index -  COM              464288729      672    12940 SH       Sole                    12845                95
S&P Global Technology Index -  COM              464287291     1242    17970 SH       Sole                    17755               215
S&P Global Telecom Sector - iS COM              464287275      272     4475 SH       Sole                     4430                45
Siemens AG ADR                 COM              826197501      445     4445 SH       Sole                     4445
Starbucks Inc.                 COM              855244109      408     8051 SH       Sole                     8051
TJX Co Inc.                    COM              872540109     5337   119147 SH       Sole                   115832              3315
Teva Pharmaceutical Industries COM              881624209      228     5500 SH       Sole                     5500
The Southern Company           COM              842587107      209     4540 SH       Sole                     4540
Toronto Dominion Bank          COM              891160509      431     5175 SH       Sole                     5130                45
U.S. Bancorp New               COM              902973304     4321   125978 SH       Sole                   121508              4470
Union Pacific Corp             COM              907818108     3100    26120 SH       Sole                    25220               900
Vanguard Materials             COM              92204a801     3332    40187 SH       Sole                    39642               545
Vanguard Total Stock Market ET COM              922908769      695     9443 SH       Sole                     9264               179
Verizon Communications         COM              92343V104     3022    66309 SH       Sole                    63719              2590
Vodafone Group                 COM              92857W209      432    15160 SH       Sole                    15040               120
Williams Sonoma                COM              969904101      220     5000 SH       Sole                     5000
YUM! Brands                    COM              988498101      264     3980 SH       Sole                     3205               775
Realty Income Corp.            REL              756109104     3660    89513 SH       Sole                    88243              1270
Gold Trust - SPDR              OAS              78463v107    13828    80444 SH       Sole                    79371              1073